Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 641,990,000
Total Fee Amount	88,658.82
Total Offset Amount	0
Net Fee	$ 88,658.82
Offset Table N/A	N/A